Specific Allowance for Credit Losses (Parenthetical) (Detail) (INR)	12 Months Ended
Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Cash recoveries, recoveries against write off cases	4,357.6